Quarterly Report
August 31, 2024
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	6,488	$3,166,922
Apparel Manufacturers – 2.5%
PVH Corp.	40,970	$4,043,329
Skechers USA, Inc., “A” (a)	68,735	4,706,973
		$8,750,302
Automotive – 1.8%
Methode Electronics, Inc.	120,967	$1,260,476
REV Group, Inc.	96,911	3,085,646
Visteon Corp. (a)	20,493	2,074,507
		$6,420,629
Biotechnology – 2.8%
Adaptive Biotechnologies Corp. (a)	75,425	$354,498
Alector, Inc. (a)	139,198	734,965
Arcus Biosciences, Inc. (a)	64,444	1,103,281
Beam Therapeutics, Inc. (a)	45,968	1,226,426
Entrada Therapeutics, Inc. (a)	55,286	978,562
Exelixis, Inc. (a)	40,148	1,045,053
Fate Therapeutics, Inc. (a)	129,950	476,917
iTeos Therapeutics, Inc. (a)	18,853	317,673
Kodiak Sciences, Inc. (a)	37,236	93,462
Lyell Immunopharma, Inc. (a)	36,565	53,019
Novavax, Inc. (a)	74,457	921,778
Sana Biotechnology, Inc. (a)	45,739	276,721
Sangamo Therapeutics, Inc. (a)	154,373	130,908
Twist Bioscience Corp. (a)	23,355	1,009,870
Voyager Therapeutics, Inc. (a)	136,917	898,176
		$9,621,309
Brokerage & Asset Managers – 0.2%
A-Mark Precious Metals, Inc.	20,910	$814,863
Business Services – 4.7%
Andersons, Inc.	3,066	$156,274
BlueLinx Holdings, Inc. (a)	22,165	2,230,686
Boise Cascade Corp.	4,945	670,641
Insperity, Inc.	5,074	476,905
Medifast, Inc.	3,520	64,416
TaskUs, Inc., “A” (a)	315,712	4,198,969
TriNet Group, Inc.	40,441	4,158,548
UL Solutions, Inc.	24,326	1,326,740
World Fuel Services Corp.	66,405	1,911,800
Yext, Inc. (a)	232,724	1,184,565
		$16,379,544
Chemicals – 2.9%
Avient Corp.	65,759	$3,230,740
Element Solutions, Inc.	184,072	4,922,085
Rayonier Advanced Materials, Inc. (a)	233,289	1,861,646
		$10,014,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 5.8%
ACI Worldwide, Inc. (a)	23,387	$1,177,769
Clear Secure, Inc., “A”	100,982	3,068,843
Consensus Cloud Solutions, Inc. (a)	17,893	431,042
Dun & Bradstreet Holdings, Inc.	133,965	1,607,580
Elastic N.V. (a)	33,903	2,583,070
Five9, Inc. (a)	33,922	1,093,985
Nutanix, Inc. (a)	48,460	3,062,187
OneStream, Inc. (a)	46,954	1,455,574
PagerDuty, Inc. (a)	182,047	3,600,890
Sabre Corp. (a)	534,698	1,630,829
SentinelOne, Inc., “A” (a)	25,791	607,636
		$20,319,405
Computer Software - Systems – 1.6%
Adtran Holdings, Inc. (a)	55,543	$309,930
Rimini Street, Inc. (a)	234,299	412,366
Verint Systems, Inc. (a)	157,327	4,963,667
		$5,685,963
Construction – 2.9%
AZEK Co., Inc. (a)	90,295	$3,849,276
Builders FirstSource, Inc. (a)	14,395	2,504,730
GMS, Inc. (a)	42,304	3,671,564
SiteOne Landscape Supply, Inc. (a)	1,053	149,379
		$10,174,949
Consumer Products – 4.2%
e.l.f. Beauty, Inc. (a)	27,278	$4,085,972
Herbalife Ltd. (a)	32,416	264,514
Newell Brands, Inc.	645,835	4,578,970
Prestige Consumer Healthcare, Inc. (a)	73,589	5,492,683
		$14,422,139
Consumer Services – 2.1%
Grand Canyon Education, Inc. (a)	37,985	$5,508,205
Lyft, Inc. (a)	153,205	1,787,902
		$7,296,107
Electrical Equipment – 1.3%
Armstrong World Industries, Inc.	34,524	$4,376,262
Electronics – 4.5%
Advanced Energy Industries, Inc.	38,206	$4,053,274
Axcelis Technologies, Inc. (a)	35,345	3,864,269
Bel Fuse, Inc.	2,776	188,296
Photronics, Inc. (a)	74,766	1,933,449
Plexus Corp. (a)	25,172	3,224,785
Sanmina Corp. (a)	34,159	2,369,951
		$15,634,024
Energy - Independent – 1.8%
Berry Corp.	285,000	$1,764,150
CVR Energy, Inc.	18,918	480,896
Par Pacific Holdings, Inc. (a)	62,679	1,406,517
Permian Resources Corp.	184,922	2,633,289
		$6,284,852
Energy - Integrated – 0.3%
National Gas Fuel Co.	16,376	$978,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.5%
APi Group, Inc. (a)	134,691	$4,788,265
Tutor Perini Corp. (a)	10,545	252,764
		$5,041,029
Food & Beverages – 0.1%
WK Kellogg Co.	22,340	$383,578
Forest & Paper Products – 0.3%
JELD-WEN Holding, Inc. (a)	71,467	$1,017,690
Gaming & Lodging – 1.4%
International Game Technology PLC	136,096	$3,047,190
Rush Street Interactive, Inc. (a)	193,149	1,809,806
		$4,856,996
Insurance – 4.8%
Hanover Insurance Group, Inc.	20,078	$2,951,265
Jackson Financial, Inc.	48,924	4,401,692
Kemper Corp.	37,580	2,349,126
Lincoln National Corp.	76,852	2,466,949
Voya Financial, Inc.	61,602	4,363,270
		$16,532,302
Internet – 2.2%
CarGurus, Inc. (a)	91,975	$2,665,436
EverQuote, Inc., “A” (a)	80,327	1,984,077
Yelp, Inc. (a)	56,751	1,982,312
ZipRecruiter, Inc., “A” (a)	119,302	1,139,334
		$7,771,159
Leisure & Toys – 2.1%
Brunswick Corp.	20,050	$1,584,953
Corsair Gaming, Inc. (a)	204,421	1,424,814
Fox Factory Holding Corp. (a)	12,708	514,420
Funko, Inc., “A” (a)	213,752	2,237,983
Patrick Industries, Inc.	4,806	621,031
Playtika Holdings Corp.	126,363	956,568
		$7,339,769
Machinery & Tools – 2.6%
Flowserve Corp.	72,390	$3,610,813
Hyster-Yale, Inc.	2,882	181,451
Olympic Steel, Inc.	31,349	1,257,095
Timken Co.	48,514	4,100,888
		$9,150,247
Major Banks – 0.8%
Comerica, Inc.	17,172	$980,693
Hope Bancorp, Inc.	42,493	543,485
Metro Bank Holdings PLC (a)	20,925	1,082,032
		$2,606,210
Medical & Health Technology & Services – 4.0%
Encompass Health Corp.	58,575	$5,450,404
Health Catalyst, Inc. (a)	258,130	1,855,955
Owens & Minor, Inc. (a)	80,327	1,248,281
Teladoc Health, Inc. (a)	294,854	2,114,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Verdigm, Inc. (a)	327,848	$3,262,088
		$13,930,831
Medical Equipment – 3.5%
Anika Therapeutics, Inc. (a)	37,097	$953,393
Concentra Group Holdings, Inc. (a)	60,748	1,485,289
Envista Holdings Corp. (a)	133,445	2,436,706
MiMedx Group, Inc. (a)	142,396	973,989
Natera, Inc. (a)	8,159	964,883
OraSure Technologies, Inc. (a)	292,528	1,310,525
Organogenesis Holdings, Inc. (a)	209,850	604,368
QuidelOrtho Corp. (a)	44,523	1,881,097
Veracyte, Inc. (a)	7,589	239,433
ZimVie, Inc. (a)	79,742	1,382,726
		$12,232,409
Metals & Mining – 0.3%
Ryerson Holding Corp.	58,603	$1,173,232
Natural Gas - Distribution – 0.9%
Southwest Gas Holdings, Inc.	17,414	$1,266,346
UGI Corp.	79,271	1,974,641
		$3,240,987
Oil Services – 2.3%
Expro Group Holdings N.V. (a)	54,028	$1,072,996
NOV, Inc.	175,260	3,114,370
Oil States International, Inc. (a)	18,194	96,246
Select Water Solutions, Inc.	104,691	1,207,087
Weatherford International PLC	24,477	2,568,617
		$8,059,316
Other Banks & Diversified Financials – 13.5%
Amalgamated Financial Corp.	70,637	$2,330,315
Atlanticus Holdings Corp. (a)	5,763	203,722
Bank of N.T. Butterfield & Son Ltd.	56,116	2,146,437
Bank OZK	39,782	1,724,550
Bread Financial Holdings, Inc.	21,415	1,245,711
Cathay General Bancorp, Inc.	99,470	4,375,685
Columbia Banking System, Inc.	180,189	4,537,159
East West Bancorp, Inc.	41,169	3,461,078
Equity Bancshares, Inc., “A”	32,347	1,319,434
Kearny Financial Corp. of Maryland	58,234	396,573
Navient Corp.	94,926	1,607,097
OFG Bancorp	26,870	1,235,751
Orrstown Financial Services, Inc.	12,742	456,164
Popular, Inc.	47,467	4,865,367
PROG Holdings, Inc.	53,440	2,498,854
Provident Financial Services, Inc.	110,828	2,113,490
SLM Corp.	208,511	4,599,753
United Community Bank, Inc.	102,625	3,126,984
Wintrust Financial Corp.	43,264	4,707,123
		$46,951,247
Pharmaceuticals – 6.8%
ACADIA Pharmaceuticals, Inc. (a)	48,640	$806,451
Alkermes PLC (a)	42,642	1,213,165
Amicus Therapeutics, Inc. (a)	100,405	1,165,702
Amneal Pharmaceuticals, Inc. (a)	151,900	1,315,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Annexon, Inc. (a)	32,235	$183,740
Arcturus Therapeutics Holdings, Inc. (a)	39,004	822,984
Catalyst Pharmaceuticals, Inc. (a)	61,948	1,254,447
Coherus BioSciences, Inc. (a)	79,007	109,820
Collegium Pharmaceutical, Inc. (a)	5,592	215,068
Cytokinetics, Inc. (a)	29,360	1,675,869
Ironwood Pharmaceuticals, Inc. (a)	79,249	401,000
Kiniksa Pharmaceuticals International PLC (a)	53,233	1,423,451
Kymera Therapeutics, Inc. (a)	30,601	1,479,864
Macrogenics, Inc. (a)	32,469	113,966
Neurocrine Biosciences, Inc. (a)	6,906	877,476
Nurix Therapeutics, Inc. (a)	55,303	1,393,636
Organon & Co.	229,950	5,139,383
Pacira BioSciences, Inc. (a)	11,488	178,753
PTC Therapeutics, Inc. (a)	35,668	1,259,794
Ultragenyx Pharmaceutical, Inc. (a)	17,485	992,798
Vanda Pharmaceuticals, Inc. (a)	146,842	776,794
Zymeworks, Inc. (a)	63,619	746,251
		$23,545,866
Railroad & Shipping – 1.2%
Ardmore Shipping Corp.	7,178	$135,521
Scorpio Tankers, Inc.	28,631	2,048,262
Teekay Tankers Ltd., “A”	36,371	2,068,782
		$4,252,565
Real Estate – 3.7%
Broadstone Net Lease, Inc., REIT	209,690	$3,837,327
Cushman & Wakefield PLC (a)	366,253	4,761,289
Essential Properties Realty Trust, REIT	36,167	1,154,089
Tanger, Inc., REIT	104,195	3,171,696
		$12,924,401
Real Estate - Office – 2.8%
Highwoods Properties, Inc., REIT	126,058	$4,061,589
Piedmont Office Realty Trust, Inc., REIT	563,815	5,502,834
		$9,564,423
Specialty Chemicals – 0.8%
Tronox Holdings PLC	189,779	$2,643,621
Specialty Stores – 1.5%
Carvana Co. (a)	26,295	$3,960,553
Leslie's, Inc. (a)	133,377	402,799
Victoria's Secret & Co. (a)	28,694	673,161
		$5,036,513
Trucking – 0.8%
Saia, Inc. (a)	7,213	$2,710,862
Utilities - Electric Power – 0.5%
Portland General Electric Co.	35,909	$1,727,582
Total Common Stocks		$343,033,206
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.35% (v)	4,161,866	$4,163,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j)	1,107,975	$1,107,975

Other Assets, Less Liabilities – (0.2)%		(531,461)
Net Assets – 100.0%		$347,772,834
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,163,114 and $344,141,181, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$343,033,206	$—	$—	$343,033,206
Mutual Funds	5,271,089	—	—	5,271,089
Total	$348,304,295	$—	$—	$348,304,295
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,394,092	$10,752,658	$8,984,178	$11	$531	$4,163,114
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,246	$—